Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Building
Property, plant and equipment
Estimated useful life	36 years
Estimated residual value (as a percent)	0.00%
Office equipment, furniture and fixtures | Minimum
Property, plant and equipment
Estimated useful life	3 years
Estimated residual value (as a percent)	0.00%
Office equipment, furniture and fixtures | Maximum
Property, plant and equipment
Estimated useful life	5 years
Estimated residual value (as a percent)	3.00%
Motor vehicles | Minimum
Property, plant and equipment
Estimated useful life	5 years
Estimated residual value (as a percent)	0.00%
Motor vehicles | Maximum
Property, plant and equipment
Estimated useful life	10 years
Estimated residual value (as a percent)	3.00%
Leasehold improvements
Property, plant and equipment
Estimated useful life	5 years
Estimated residual value (as a percent)	0.00%